Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash on hand		$ 1
Cash at bank	60,902	91,491
Total	$ 60,902	$ 91,492	$ 42,758	$ 64,131